ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - NOTES TO FINANCIAL STATEMENT SCHEDULE 1 - Additional Information (Detail) - Parent Company [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net assets restricted from distribution	$ 1,288,000
Cash dividend received	$ 325,000	$ 400,000	$ 400,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage threshold of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%